Assets held for sale - CWI Income and Received Dividends (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Investment income from CWI	$ 33,741	$ 24,047
Dividends received	21,796	20,758
Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Investment income from CWI	32,969	23,774
Dividends received	$ 21,796	$ 20,758